Other Borrowings Contractual Maturity Dates for FHLB Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Borrowings
Federal Home Loan Bank, Advances, Maturities Summary, Due in Next Twelve Months	$ 692,428
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Two	252,858
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Three	100,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Four	81,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Five	80,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Six	25,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Seven	0
Federal Home Loan Bank Advances, Maturities Summary, Due in Year Eight	5,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	$ 1,236,286	$ 864,168